Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	Our board of directors has not adopted a formal insider trading policy governing the purchase, sale and/or other disposition of our securities by the Company, our directors, officers, employees and consultants that is reasonably designed to promote compliance with insider trading laws, rules and regulations, and any applicable NYSE American listing standards.